Lease Obligations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Lease Obligations [Line Items]
Operating leases, rent expense	$ 421,000	$ 249,000
Present value of minimum lease payments	1,154,000	1,286,000
Lease term	7 years
Capital leased assets, Gross	2,600,000
Capital leases, lessee balance sheet, assets by major class, accumulated depreciation	$ 866,313	$ 605,712